Commitments (Details Narrative) (10-K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Payment for license cost			$ 10,000		$ 10,000
Percentage of royalties revenue			2.00%		2.00%
License revenue
License payable	20,000		20,000		20,000	20,000
Employee settlement	50,000		50,000		50,000	50,000
Revenues	11,160		11,160
BASF Agreement And License [Member]
Royalty revenue
Capsugel Agreement [Member]
Revenues